Cash and Investments - Schedule of Cash, Cash Equivalents and Investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	$ 1,252.2	$ 975.5
Cash and investments, net	41,900.0	38,000.0
Total investments, net of derivative obligations	43,171.4	39,004.6
Restricted cash and cash equivalents	789.6	691.5
Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,252.2	975.5
Assets pledged for short sale and derivative obligations	79.5	5.5
Derivative obligations (note 7)	(22.8)	(0.3)
Cash and investments, net	1,229.4	975.2
Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	42,108.6	38,235.0
Assets pledged for short sale and derivative obligations	196.4	146.9
Derivative obligations (note 7)	(166.6)	(205.6)
Cash and investments, net	41,942.0	38,029.4
Restricted cash and cash equivalents	751.9	664.8
Total | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	280.0	183.9
Total | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4,886.5	3,954.5
Short term investments | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	159.2	128.3
Short term investments | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	8,311.3	6,066.8
Assets pledged for short sale and derivative obligations	113.9	72.4
Bonds | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	457.2	395.9
Bonds | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	15,734.6	15,618.1
Assets pledged for short sale and derivative obligations	82.5	74.5
Preferred stocks | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4.7	4.7
Preferred stocks | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	605.2	578.2
Common stocks | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	123.7	173.5
Common stocks | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4,599.1	4,246.6
Derivatives | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	147.9	83.7
Derivatives | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	234.8	202.7
Portfolio investments, net
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	42,108.6	38,235.0
Portfolio investments, net | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,172.7	970.0
Portfolio investments, net | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	40,060.4	35,583.5
Subsidiary assets pledged for short sale and derivative obligations | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Assets pledged for short sale and derivative obligations	79.5	2.8
Bonds pledged for short sale and derivative obligations | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Assets pledged for short sale and derivative obligations	0.0	2.7
Investments in associates | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4,381.8	4,360.2
Investment in associate held for sale | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	729.5	0.0
Other invested assets | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	577.6	556.4
Common stock, limited partnerships
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,935.9	2,056.8
Fairfax India | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,851.8	1,979.8
Fairfax India | Total | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	90.2	104.7
Fairfax India | Bonds | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	21.0	124.1
Fairfax India | Common stocks | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	412.3	359.7
Fairfax India | Investments in associates | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,328.3	1,391.3
Fairfax Africa | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.0	524.8
Fairfax Africa | Total | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.0	86.2
Fairfax Africa | Short term investments | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.0	104.0
Fairfax Africa | Bonds | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.0	100.1
Fairfax Africa | Investments in associates | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.0	232.9
Fairfax Africa | Derivatives and other invested assets | Portfolio investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	$ 0.0	$ 1.6